Finance Income - Net	6 Months Ended
Jun. 30, 2023
Profit Loss [Abstract]
Finance Income - Net
9.
Finance Income - Net

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Finance income
Interest from bank deposits and term deposits	206	2,839
Investment income from investments at fair value through other comprehensive income	1,088	8,998
	1,294	11,837
Finance cost
Interest for lease liabilities	(58)	(72)
	(58)	(72)
	1,236	11,765